Prepayments and Other Assets	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Prepayments and other assets

2.4 Prepayments and other assets

Prepayments and other assets consist of the following:

	(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Current
Security deposits(1)	9	5
Loans to employees(1)	30	35
Prepaid expenses (2)	399	334
Interest accrued and not due(1)	64	59
Withholding taxes and others (2)	424	398
Advance payments to vendors for supply of goods (2)	43	25
Deposit with corporation(1)(3)	304	286
Deferred contract cost
Cost of obtaining a contract (2)(4)	24	104
Cost of fulfillment(2)	43	21
Net investment in sublease of right of use asset (Refer to Note 2.8)(1)	1	6
Other non-financial assets (2)	21	32
Other financial assets(1)(5)	111	31
Total Current prepayment and other assets	1,473	1,336
Non-current
Loans to employees(1)	4	5
Security deposits(1)	31	35
Deposit with corporation(1)(3)	6	12
Defined benefit plan assets (Refer to Note 2.14) (2)	4	4
Prepaid expenses (2)	41	41
Deferred contract cost
Cost of obtaining a contract (2)(4)	16	23
Cost of fulfillment(2)	82	79
Withholding taxes and others (2)	81	83
Net investment in sublease of right of use asset (Refer to Note 2.8)(1)	—	37
Other financial assets(1)(5)	134	113
Total Non-current prepayment and other assets	399	432
Total prepayment and other assets	1,872	1,768
(1)Financial assets carried at amortized cost	694	624

(2)
Non-financial assets
(3)
Deposit with corporation represents amounts deposited to settle certain employee-related obligations as and when they arise during the normal course of business.
(4)
Includes technology assets taken over by the Group from a customer as a part of transformation project which is not considered as distinct goods or services and the control related to the assets is not transferred to the Group in accordance with IFRS 15 - Revenue from contract with customers. Accordingly, the same has been considered as a reduction to the total contract value and accounted as Deferred contract cost. The Group has entered into financing arrangements with a third party for these assets. As at March 31, 2024 and March 31, 2023, the financial liability pertaining to such arrangements amounts to $45 million and $89 million, respectively. For the year ended March 31, 2023 $14 million was settled directly by the third party to the customer on behalf of the Group and accordingly considered as non-cash transaction (Refer to note 2.5)
(5)
Primarily includes net investment in lease (Refer to note 2.8)

Withholding taxes and others primarily consist of input tax credits and Cenvat/VAT recoverable from Government of India.